Preference Shares (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Preference Shares Issued and Outstanding

Issued and outstanding	2019		2018
First Preference Shares	Number		Number
	of Shares	Amount	of Shares	Amount
	(in thousands)	(in millions)	(in thousands)	(in millions)
Series F	5,000	$122	5,000	$122
Series G	9,200	225	9,200	225
Series H	7,025	172	7,025	172
Series I	2,975	73	2,975	73
Series J	8,000	196	8,000	196
Series K	10,000	244	10,000	244
Series M	24,000	591	24,000	591
	66,200	$1,623	66,200	$1,623

Characteristics of the first preference shares are as follows.

				Earliest
			Reset	Redemption		Right to
	Initial	Annual	Dividend	and/or	Redemption	Convert on
	Yield	Dividend	Yield	Conversion	Value	a One-For-
First Preference Shares (1) (2)	(%)	($)	(%)	Option Date	($)	One Basis
Perpetual fixed rate
Series F	4.90	1.2250	—	December 1, 2011	25.00	—
Series J (3)	4.75	1.1875	—	December 1, 2017	25.50	—
Fixed rate reset (4) (5)
Series G	5.25	1.0983	2.13	September 1, 2013	25.00	—
Series H	4.25	0.6250	1.45	June 1, 2015	25.00	Series I
Series K (6)	4.00	0.9823	2.05	March 1, 2019	25.00	Series L
Series M (7)	4.10	0.9783	2.48	December 1, 2019	25.00	Series N
Floating rate reset (5) (8)
Series I (3)	2.10	—	1.45	June 1, 2015	25.50	Series H
Series L	—	—	2.05	March 1, 2024	—	Series K
Series N	—	—	2.48	December 1, 2024	—	Series M

(1)
Holders are entitled to receive a fixed or floating cumulative quarterly cash dividend as and when declared by the Board of Directors of the Corporation, payable in equal installments on the first day of each quarter.

(2)
On or after the specified redemption dates, the Corporation has the option to redeem for cash the outstanding first preference shares, in whole or in part, at the specified per share redemption value plus all accrued and unpaid dividends up to but excluding the dates fixed for redemption, and in the case of the first preference shares that reset, on every fifth anniversary date thereafter.

(3)
First Preference Shares, Series J were redeemable at $26.00 until December 1, 2018, decreasing by $0.25 each year until December 1, 2021 and redeemable at $25.00 per share thereafter. First Preference Shares, Series I are redeemable at $25.50 per share, up to but excluding June 1, 2020, and at $25.00 per share on June 1, 2020, and on every fifth anniversary date thereafter.

(4)
On the redemption and/or conversion option date, and each five-year anniversary thereafter, the reset annual dividend per share will be determined by multiplying $25.00 per share by the annual fixed dividend rate, which is the sum of the five-year Government of Canada Bond Yield on the applicable reset date, plus the applicable reset dividend yield.

(5)
On each conversion option date, the holders have the option, subject to certain conditions, to convert any or all of their shares into an equal number of Cumulative Redeemable first preference shares of a specified series.

(6)	The annual dividend per share for the First Preference Shares, Series K was reset from $1.0000 to $0.9823 for the five-year period from March 1, 2019 up to but excluding March 1, 2024.

(7)	The annual dividend per share for the First Preference Shares, Series M was reset from $1.0250 to $0.9783 for the five-year period from December 1, 2019 up to but excluding December 1, 2024.

(8)	The floating quarterly dividend rate will be reset every quarter based on the then current three‑month Government of Canada Treasury Bill rate plus the applicable reset dividend yield.